Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Earnings per share [abstract]
Net loss	$ (72,569)	$ (126,557)	$ (124,096)	$ (170,033)
Weighted average number of ordinary shares outstanding	76,728,714	62,863,866	76,725,210	57,225,939
Net loss per share, basic and diluted (in USD per share)	$ (0.95)	$ (2.01)	$ (1.62)	$ (2.97)